GURU FAVORITE STOCKS ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 85.6%	Shares	Value
Asset Management & Custody Banks - 1.6%
KKR & Co., Inc.	4,219	$572,054

Broadline Retail - 3.2%
Amazon.com, Inc. (a)	5,230	1,110,224

Consumer Finance - 1.5%
American Express Co.	1,768	532,097

Diversified Financial Services - 1.7%
Apollo Global Management, Inc.	4,004	597,677

Financial Exchanges & Data - 5.3%
Moody's Corp.	2,218	1,117,739
S&P Global, Inc.	1,413	754,175
		1,871,914

Health Care Equipment - 2.2%
Intuitive Surgical, Inc. (a)	1,325	759,424

Human Resource & Employment Services - 2.7%
Paychex, Inc.	6,168	935,501

Insurance Brokers - 9.4%
Arthur J Gallagher & Co.	4,048	1,367,172
Brown & Brown, Inc.	16,208	1,921,296
		3,288,468

Interactive Media & Services - 8.1%
Alphabet, Inc. - Class A	11,600	1,975,248
Meta Platforms, Inc. - Class A	1,295	865,319
		2,840,567

Investment Banking & Brokerage - 3.2%
Charles Schwab Corp.	7,716	613,653
Goldman Sachs Group, Inc.	850	528,947
		1,142,600

Managed Health Care - 2.4%
UnitedHealth Group, Inc.	1,758	834,980

GURU FAVORITE STOCKS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 85.6% (CONTINUED)	Shares	Value
Multi-Sector Holdings - 4.4%
Berkshire Hathaway, Inc. - Class B (a)	2,995	$1,538,921

Pharmaceuticals - 2.1%
Novo Nordisk AS - ADR	8,219	745,052

Semiconductor Materials & Equipment - 1.9%
ASML Holding NV	952	675,044

Semiconductors - 9.2%
NVIDIA Corp.	15,388	1,922,269
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,275	1,313,356
		3,235,625

Soft Drinks & Non-alcoholic Beverages - 2.0%
Monster Beverage Corp. (a)	12,650	691,322

Systems Software - 7.9%
Microsoft Corp.	6,942	2,755,905

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	5,212	1,260,470

Trading Companies & Distributors - 2.5%
Fastenal Co.	11,766	891,039

Transaction & Payment Processing Services - 10.7%
Jack Henry & Associates, Inc.	4,355	755,984
Mastercard, Inc. - Class A	2,452	1,413,112
Visa, Inc. - Class A	4,326	1,569,084
		3,738,180
TOTAL COMMON STOCKS (Cost $22,234,472)		30,017,064

SHORT-TERM INVESTMENTS - 14.4%
Money Market Funds - 14.4%
First American Government Obligations Fund - Class X, 4.29% (b)	5,030,640	5,030,640
TOTAL SHORT-TERM INVESTMENTS (Cost $5,030,640)		5,030,640

TOTAL INVESTMENTS - 100.0% (Cost $27,265,112)		$35,047,704
Other Assets in Excess of Liabilities - 0.0% (c)		980
TOTAL NET ASSETS - 100.0%		$35,048,684

GURU FAVORITE STOCKS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

GURU FAVORITE STOCKS ETF

Summary of Fair Value Disclosures as of February 28, 2025 (Unaudited)

Guru Favorite Stocks ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$30,017,064	$—	$—	$30,017,064
Money Market Funds	5,030,640	—	—	5,030,640
Total Investments	$35,047,704	$—	$—	$35,047,704

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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